Other long-term debt (Guaranteed Senior Secured Note and Warrants) (Details) (USD $)	0 Months Ended						0 Months Ended	12 Months Ended	0 Months Ended
	May 12, 2010 Forum Warrants [Member]	Apr. 15, 2010 Forum Warrants [Member]	May 12, 2010 Forum Warrants [Member] Fair Value, Inputs, Level 1 [Member]	Apr. 15, 2010 Forum Warrants [Member] Fair Value, Inputs, Level 1 [Member]	May 12, 2010 Forum Warrants [Member] Fair Value, Inputs, Level 2 [Member]	Apr. 15, 2010 Forum Warrants [Member] Fair Value, Inputs, Level 2 [Member]	Apr. 15, 2010 Guaranteed Senior Secured Note [Member]	Dec. 31, 2012 Guaranteed Senior Secured Note [Member]	Apr. 15, 2010 Senior Floating Rate Notes [Member]
Debt Instrument [Line Items]
Debt instrument, aggregate principal amount							$ 40,000,000		$ 30,000,000
Stated rate							15.60%	15.60%
Maturity date							Apr. 15, 2013	Apr. 15, 2013
Number of shares covered by warrant		1,516,882
Exercise price, per warrant	$ 0.01	$ 0.01
Common shares purchased due to warrant exercised	1,516,882
Average risk-free rate of return	1.32%	1.29%
Expected term	2 years 11 months 1 day	3 years 0 months
Volatility rate	59.30%	63.40%
Dividend yield	0.00%	0.00%
Fair value of warrants	2,222,805	3,049,509			2,222,805	3,049,509
Corporate debt amount that will result in Warrants being exercised							100,000,000
Repurchase price of debt, percentage							100.00%
Payment for FRNs									30,000,000
Cash paid for FRNs									$ 10,000,000